Share based payments	12 Months Ended
Dec. 31, 2019
Share based payments
Share based payments

13.       Share-based payments

The Company has a stock options scheme for the employees of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted options to purchase ordinary shares at an exercise price as mentioned below per ordinary share.

The Company has granted on June 28, 2019 a total of 423,487 stock options, on November 1, 2019 a total of 19,800 stock options and on December 20, 2019 a total of 921,885 stock options to its employees, Board members and consultants. The total number of stock options outstanding on December 31, 2019 totaled 4,358,069 compared to 3,536,651 on December 31, 2018 and 2,862,216 on December 31, 2017. No stock options were expired in the years ended December 31, 2019, 2018 and 2017. 419,317 stock options have been exercised in the year ended December 31, 2019 compared to 319,671 in the year ended December 31, 2018 and 203,412 in the year ended December 31, 2017. A total of 124,437 stock options have been forfeited in the year ended December 31, 2019 compared to 46,369 in the year ended December 31, 2018 and 2,369 in the year ended December 31, 2017.

The stock options are granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

•	1/3rd of the stock options granted will vest on the first anniversary of the granting of the stock options, and
•	1/24th of the remaining 2/3rd of the stock options granted will vest on the last day of each of the 24 months following the month of the first anniversary of the granting of the stock options.

On November 25, 2019, at the extraordinary general meeting, the shareholders of the Company approved the amended stock option plan. The amended stock option plan authorizes the Board to also grant sign-on stock options, which vest as follows:

•	1/4th of the stock options granted will vest on the first anniversary of the granting of the stock options, and
•	1/36th of the remaining 3/4th of the stock options granted will vest on the last day of each of the 36 months following the month of the first anniversary of the granting of the stock options.

No other conditions are attached to the stock options.

The following share-based payment arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2019	2018	2017
2020	€3.95	7,210	18,200	36,960
2021	3.95	—	—	2,850
2023	2.44	211,769	294,400	314,593
2024	2.44	96,696	117,733	135,890
2024	3.95	6,238	6,895	15,692
2024	7.17	335,067	407,061	516,100
2024	2.44	6,000	26,970	83,820
2025	11.44	39,000	39,000	39,000
2025	10.34	3,000	3,000	3,000
2025	9.47	185,832	226,323	235,514
2026	11.38	45,000	50,415	60,000
2026	11.47	219,791	257,616	282,310
2026	14.13	258,746	315,102	362,126
2027	18.41	108,613	114,019	120,536
2027	21.17	565,798	628,292	653,825
2023	80.82	94,100	94,600	—
2028	80.82	73,100	75,450	—
2023	86.32	366,260	369,760	—
2028	86.32	402,714	491,815	—
2024	113.49	111,690	—	—
2029	113.49	279,760	—	—
2029	113.49	19,800
2024/2029 (1)	€135.75	921,885	—	—
		4,358,069	3,536,651	2,862,216
(1)	On December 20, 2019, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years.

	2019		2018		2017
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	3,536,651	€33.42	2,862,216	€11.54	2,293,636	€7.72
Granted	1,365,172	128.52	1,040,475	85.37	774,361	20.74
Exercised	(419,317)	11.35	(319,671)	7.02	(203,412)	3.46
Forfeited	(124,437)	88.92	(46,369)	30.44	(2,369)	12.52
Outstanding at December 31,	4,358,069	63.75	3,536,651	33.42	2,862,216	11.54
Exercisable at December 31,	2,203,476	€22.59	1,859,315	€9.62	1,598,829	€6.80

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2019 was €110.99, compared to €66.93 during the year ended December 31, 2018 and €23.53 during the year ended December 31, 2017. The weighted average remaining contractual life of the stock options outstanding amounted to 7.27 years on December 31, 2019 compared to 7.82 years on December 31, 2018 and 8.03 years on December 31, 2017. The table below shows the weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31, 2019	(in years)
2.44-3.95	327,913	3.95
7.17-9.47	520,899	5.32
10.34-14.13	565,537	6.59
18.41-21.17	674,411	7.88
80.82-86.32	936,174	6.43
113.49-135.75	1,333,135	9.41

The fair market value of the stock options has been determined based on the Black and Scholes model using the following assumptions:

•	The expected volatility corresponds to the calculated annual volatility of our shares since our initial public offering on Euronext Brussels on July 10, 2014 until the date of grant of the options.
•	The average expected option life is determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants.
•	Risk free interest rate equals the Belgium 10Year Bond Yield at the date of grant.
•	Expected dividends is considered 0% as we have no plan for distributing dividends and have no history of distributing dividends to shareholders.

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2019:

Stock options granted in	June 2019	Nov 2019	Dec 2019
Number of options granted	423,487	19,800	921,885
Average fair value of options (in EUR)	€63.45	€57.69	€65.72
Share price (in EUR)	€123.20	€126.40	€146.40
Exercise price (in EUR)	€113.49	€113.49	€135.75
Expected volatility	45.25%	44.14%	44.18%
Average expected option life (in years)	8.59	6.50	6.50 (1)
Risk‑free interest rate	0.07%	(0.05)%	0.03%
Expected dividends	—%	—%	—%
(1)

On December 20, 2019, the Company granted a total of 921,885 stock options. The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at six and a half years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €49.5 million (100% of the stock options at an expected option life of four years) to €60.6 million (100% of the stock options at an expected option life of six and a half years).

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2018:

Stock options granted in	June 2018	Dec 2018
Number of options granted	178,900	861,575
Average fair value of options (in EUR)	€32.12	€39.85
Share price (in EUR)	€72.00	€82.20
Exercise price (in EUR)	€80.82	€86.32
Expected volatility	45.50%	46.19%
Average expected option life (in years)	7.36	7.83
Risk‑free interest rate	0.72%	0.77%
Expected dividends	—%	—%

Below in an overview of the parameter used in relation to the determination of the fair value of grants during 2017:

Stock options granted in	June 2017	Dec 2017
Number of options granted	120,536	653,825
Average fair value of options (in EUR)	€7.90	€37.10
Share price (in EUR)	€17.76	€53.50
Exercise price (in EUR)	€18.41	€21.17
Expected volatility	36.6%	36.1%
Average expected option life (in years)	10	10
Risk‑free interest rate	0.61%	0.53%
Expected dividends	—%	—%

The total share-based payment expense recognized in the consolidated statement of comprehensive income totaled €39.6 million for the year ended December 31, 2019, compared to €19.2 million for the year ended December 31, 2018 and €4.3 million for the year ended December 31, 2017.